Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment, Net.
Summary of property, plant and equipment and related accumulated depreciation

	As of December 31,
	2019	2020
Mold and tooling	950,140	987,316
Production facilities	904,239	787,970
Buildings	431,075	404,772
Buildings improvements	307,174	311,947
Leasehold improvements	139,118	249,879
Equipment	138,102	175,887
Construction in process	110,341	53,579
Motor vehicles	28,384	36,409
Total	3,008,573	3,007,759
Less: Accumulated depreciation	(195,385)	(498,691)
Less: Accumulated impairment loss	(18,066)	(30,381)
Total property, plant and equipment, net	2,795,122	2,478,687